Loss on impairment of assets held for sale	12 Months Ended
Dec. 31, 2020
Loss on impairment of assets held for sale
Loss on impairment of assets held for sale

(17) Loss on impairment of assets held for sale

As disclosed in note (7), the Dornier Production Line and the trial production line were classified as assets held for sale. The assets' carrying amount was RMB160,870 (or approximately US$24,654) and the fair value less cost to sell was RMB122,919(or approximately 18,838) on December 31, 2020. The loss on impairment of assets held for sale in the table below,

	December 31,2020		December 31,2019	December 31,2018
	RMB	US$	RMB	RMB
Loss on impairment of assets held for sale	37,951	5,816	—	—
	37,951	5,816	—	—